Investments - Financing Receivables By Origination year (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Management
Origination Year
Financing receivable, gross	$ 13,586	$ 13,586	$ 13,586
Asset Management | Level 1
Origination Year
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Corporate loans
Origination Year
Current fiscal year			0
Fiscal year before current fiscal year			0
Two years before current fiscal year			0
Three years before current fiscal year			13,586
Four years before current fiscal year		13,586	0
Prior	13,586		0
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Corporate loans | Level 1
Origination Year
Three years before current fiscal year			13,586
Four years before current fiscal year		13,586
Prior	13,586
Financing receivable, gross	13,586	13,586	13,586
Asset Management | Corporate loans | Level 2
Origination Year
Financing receivable, gross	0	0	0
Asset Management | Corporate loans | Level 3
Origination Year
Financing receivable, gross	0	0	0
Asset Management | Corporate loans | Level 4
Origination Year
Financing receivable, gross	0	0	0
Asset Management | Corporate loans | Level 5
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions
Origination Year
Current fiscal year	15,363	44,157	24,348
Fiscal year before current fiscal year	35,560	30,470	34,885
Two years before current fiscal year	29,820	25,017	73,599
Three years before current fiscal year	21,542	56,742	11,236
Four years before current fiscal year	56,588	11,602	0
Prior	15,304	3,447	3,447
Financing receivable, gross	174,177	171,435	147,515
Insurance Solutions | Level 1
Origination Year
Financing receivable, gross	22,819	22,731	27,531
Insurance Solutions | Level 2
Origination Year
Financing receivable, gross	85,079	83,448	79,334
Insurance Solutions | Level 3
Origination Year
Financing receivable, gross	7,719	6,997	24,902
Insurance Solutions | Level 4
Origination Year
Financing receivable, gross	0	0	6,305
Insurance Solutions | Level 5
Origination Year
Financing receivable, gross	58,560	58,259	9,443
Insurance Solutions | Corporate loans
Origination Year
Current fiscal year	144	48	756
Fiscal year before current fiscal year	48	596	94
Two years before current fiscal year	596	74	21,687
Three years before current fiscal year	74	17,102	0
Four years before current fiscal year	17,102	0	0
Prior		0	0
Financing receivable, gross	17,964	17,820	22,537
Insurance Solutions | Corporate loans | Level 1
Origination Year
Current fiscal year	144	48	756
Fiscal year before current fiscal year	48	596	94
Two years before current fiscal year	596	74	21,687
Three years before current fiscal year	74	17,102
Four years before current fiscal year	17,102
Financing receivable, gross	17,964	17,820	22,537
Insurance Solutions | Corporate loans | Level 2
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Corporate loans | Level 3
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Corporate loans | Level 4
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Corporate loans | Level 5
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Commercial real estate mortgage loans
Origination Year
Current fiscal year		10,720	18,557
Fiscal year before current fiscal year	11,940	24,405	20,434
Two years before current fiscal year	21,593	13,714	18,011
Three years before current fiscal year	12,754	8,143	0
Four years before current fiscal year	7,942	0	0
Prior	3,447	3,447	3,447
Financing receivable, gross	57,676	60,429	60,449
Insurance Solutions | Commercial real estate mortgage loans | Level 1
Origination Year
Current fiscal year			4,994
Fiscal year before current fiscal year		4,910
Two years before current fiscal year	4,856
Financing receivable, gross	4,856	4,910	4,994
Insurance Solutions | Commercial real estate mortgage loans | Level 2
Origination Year
Current fiscal year		4,000	9,565
Fiscal year before current fiscal year	5,220	15,416	18,520
Two years before current fiscal year	12,658	11,800	6,054
Three years before current fiscal year	10,840	3,661
Four years before current fiscal year	3,460
Prior			3,447
Financing receivable, gross	32,178	34,877	37,586
Insurance Solutions | Commercial real estate mortgage loans | Level 3
Origination Year
Fiscal year before current fiscal year			1,914
Two years before current fiscal year			11,957
Three years before current fiscal year		4,482
Four years before current fiscal year	4,482
Prior			0
Financing receivable, gross	4,482	4,482	13,871
Insurance Solutions | Commercial real estate mortgage loans | Level 4
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Commercial real estate mortgage loans | Level 5
Origination Year
Current fiscal year		6,720	3,998
Fiscal year before current fiscal year	6,720	4,079
Two years before current fiscal year	4,079	1,914
Three years before current fiscal year	1,914
Prior	3,447	3,447
Financing receivable, gross	16,160	16,160	3,998
Insurance Solutions | Multi-family mortgage loans
Origination Year
Current fiscal year	15,219	33,389	5,035
Fiscal year before current fiscal year	23,572	5,469	14,357
Two years before current fiscal year	7,631	11,229	33,901
Three years before current fiscal year	8,714	31,497	11,236
Four years before current fiscal year	31,544	11,602	0
Prior	11,857	0	0
Financing receivable, gross	98,537	93,186	64,529
Insurance Solutions | Multi-family mortgage loans | Level 1
Origination Year
Financing receivable, gross	0	0
Insurance Solutions | Multi-family mortgage loans | Level 2
Origination Year
Current fiscal year	11,982	33,389	5,035
Fiscal year before current fiscal year	23,572	5,469	3,326
Two years before current fiscal year	7,631	0	28,706
Three years before current fiscal year		9,715	4,681
Four years before current fiscal year	9,715
Financing receivable, gross	52,900	48,573	41,748
Insurance Solutions | Multi-family mortgage loans | Level 3
Origination Year
Current fiscal year	3,237
Fiscal year before current fiscal year			11,031
Two years before current fiscal year		2,515
Financing receivable, gross	3,237	2,515	11,031
Insurance Solutions | Multi-family mortgage loans | Level 4
Origination Year
Financing receivable, gross	0	0	0
Insurance Solutions | Multi-family mortgage loans | Level 5
Origination Year
Two years before current fiscal year		8,714	5,195
Three years before current fiscal year	8,714	21,782	6,555
Four years before current fiscal year	21,829	11,602
Prior	11,857
Financing receivable, gross	$ 42,400	$ 42,098	$ 11,750